Accounting Policies Construction Projects (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Construction projects item [Line Items]
Revenue, operating	€ 9,627,000,000	€ 9,148,000,000	€ 8,515,000,000
HS2 main works [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects	15.00%
Revenue, operating	€ 367,000,000
Sydney metro west [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects	50.00%
Revenue, operating	€ 298,000,000
Ontario transit group constructor GP [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects	50.00%
Revenue, operating	€ 141,000,000
Riverlinx [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects	50.00%
Revenue, operating	€ 78,000,000
Coffs Harbour Bypass [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects	65.00%
Revenue, operating	€ 61,000,000
Thames Tideway Tunnel [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects	50.00%
Revenue, operating	€ 56,000,000
Construction projects total [Member]
Construction projects item [Line Items]
Revenue, operating	€ 1,001,000,000